4. INTANGIBLE ASSETS AND ACQUISITION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Christian Disposal LLC
Cash consideration	$ 13,008,109	$ 13,008,109
Restricted stock consideration	2,625,000	2,625,000
Convertible Promissory Note	1,250,000	1,250,000
Contingent additional purchase price	1,000,000	1,000,000
Total	$ 17,883,109	17,883,109
MWS
Cash consideration		11,000,000
Estimated value of common stock issued to sellers		1,978,750
Estimated value of preferred stock issued to sellers		7,121,000
Total		$ 20,099,750